Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000200669 | FHLMC8072693
Holdings [Line Items]
Percent of Total Investments	3.20%
C000200669 | GNMA8072477
Holdings [Line Items]
Percent of Total Investments	3.00%
C000200669 | FREMF Mortgage Trust8072747
Holdings [Line Items]
Percent of Total Investments	3.00%
C000200669 | FHLMC8072699
Holdings [Line Items]
Percent of Total Investments	2.70%
C000200669 | FREMF Mortgage Trust8072735
Holdings [Line Items]
Percent of Total Investments	2.40%
C000200669 | University of Texas System Permanent University Fund8072684
Holdings [Line Items]
Percent of Total Investments	2.20%
C000200669 | State Street8072558
Holdings [Line Items]
Percent of Total Investments	2.10%
C000200669 | FREMF Mortgage Trust8072743
Holdings [Line Items]
Percent of Total Investments	2.00%
C000200669 | FFCB8072480
Holdings [Line Items]
Percent of Total Investments	2.00%
C000200669 | Centene8072579
Holdings [Line Items]
Percent of Total Investments	1.90%
C000200669 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200669 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200669 | Loan Participations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200669 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200669 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200669 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200669 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200669 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200669 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200669 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200669 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000200669 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000200669 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000200669 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000200669 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000220871 | Abercrombie & Fitch Management8072804
Holdings [Line Items]
Percent of Total Investments	3.40%
C000220871 | Halozyme Therapeutics8072873
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220871 | Emergent BioSolutions8072814
Holdings [Line Items]
Percent of Total Investments	3.30%
C000220871 | Graham Holdings8072829
Holdings [Line Items]
Percent of Total Investments	3.10%
C000220871 | Gap8072826
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220871 | Ionis Pharmaceuticals8072876
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220871 | Regeneron Pharmaceuticals8072854
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220871 | Ingles Markets8072833
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220871 | Royalty Pharma8072603
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220871 | Microsoft8072845
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220871 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000220871 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220871 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220871 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000220871 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220871 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000220871 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000220871 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000220871 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000220871 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%